Capital - Summary of Change in Capital (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stated Capital [Member]
Disclosure of classes of share capital [line items]
Pre-defined share repurchase plan	$ 11	$ 50